Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 322,929	R$ 286,646
Itau Vida e Previdencia S.A. [Member]
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 204,530	R$ 188,069